NOTES PAYABLE (Tables)	12 Months Ended
Sep. 30, 2024
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF NOTES PAYABLE
As of September 30, 2024
David Koos	$1,708
Zander Therapeutics, Inc.	$40,000
Total:	$ 41,708

Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF NOTES PAYABLE
Bostonia Partners, Inc.	$48,500
Coventry Enterprises LLC	$250,000
Total:	$298,500